SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
SEGMENT REPORTING	SEGMENT REPORTING
For management purposes, Sunrise is organized into business units which reflect the different customer groups to which Sunrise provides its telecommunications products and services and has the following three operating segments, which are its reportable segments:
•Residential customers
•Business customers & Wholesale
•Infrastructure & Support functions
The Board of Directors assumes the role of the Chief Operating Decision Maker ('CODM') and monitors the operating results of the segments Residential customers, Business customers & Wholesale and Infrastructure & Support functions separately for the purpose of making decisions about resource allocation and performance assessment.
Each of these segments engages in its particular business activity which is described below:

•Residential customers: provides fixed-line and mobile services to residential end customers as well as sales of handsets. Sunrise focuses on selling its products in the Swiss telecommunications market by marketing bundled offers in fixed/Internet, mobile and IPTV.
•Business customers & Wholesale: provides a full range of products and services, from fixed-line and mobile communications to Internet and data services as well as integration services to different business areas: small office and home office, small and medium-size managed enterprises and large corporate clients. The wholesale product portfolio covers voice, data, Internet and infrastructure services such as carrier and roaming services, which are marketed to business customers.

•Infrastructure & Support functions: activities comprise support units such as network, IT and operations (customer care) as well as staff functions like finance, human resources and strategy.
Performance is measured based on Adjusted EBITDAaL as included in the internal financial reports reviewed by the CODM. This is considered an adequate measure of the operating performance of the segments reported to the CODM for the purposes of resource allocation and performance assessment. Assets and liabilities are not allocated to operating segments in the management reports reviewed by the CODM, as the review focuses on adjusted EBITDAaL. Sunrise’s finance income, finance expenses and income tax expenses are reviewed on a total level, and therefore not allocated to operating segments.
As Sunrise mainly operates in Switzerland, no geographical information is further presented.

Segment information

	Year ended December 31, 2024
	Residential customers	Business customers & Wholesale	Infrastructure & Support functions	Total
	CHF in millions
Total revenue	2,173.1	830.3	14.6	3,018.0
Direct costs	(515.2)	(299.5)	(15.4)	(830.1)
Indirect costs[1]	(401.5)	(115.8)	(449.1)	(966.4)
Lease expense[2]	(52.0)	(13.5)	(133.9)	(199.4)
Adj. EBITDA after lease expense (EBITDAaL)	1,204.4	401.5	(583.8)	1,022.1
Depreciation and amortization of property, plant and equipment and intangible assets				(917.9)
Share-based compensation, restructuring & other				(69.0)
Finance income/(expense)[3]				(413.8)
Income tax benefit				16.7
Net income (loss)				(361.9)
[1] Excludes expenses for share-based compensation, restructuring and other.
[2] Contains depreciation and interest expenses for leases arrangements under IFRS 16. Excludes expenses for short-term leases, which are reported in line "indirect cost".
[3] Excludes interest expenses for leases, which are included in line "lease expense".

	Year ended December 31, 2023
	Residential customers	Business customers & Wholesale	Infrastructure & Support functions	Total
	CHF in millions
Total revenue	2,247.1	776.6	11.5	3,035.2
Direct costs	(537.6)	(271.0)	(26.0)	(834.6)
Indirect costs[1]	(417.5)	(115.4)	(428.2)	(961.1)
Lease expense[2]	(51.0)	(11.2)	(133.7)	(195.9)
Adj. EBITDA after lease expense (EBITDAaL)	1,241.0	379.0	(576.4)	1,043.6
Depreciation and amortization of property, plant and equipment and intangible assets				(992.1)
Share-based compensation, restructuring & other				(108.6)
Finance income/(expense)[3]				(315.0)
Income tax benefit				59.9
Net income (loss)				(312.2)

	Year ended December 31, 2022
	Residential customers	Business customers & Wholesale	Infrastructure & Support functions	Total
	CHF in millions
Total revenue	2,275.5	752.3	7.4	3,035.2
Direct costs	(538.4)	(267.7)	(13.5)	(819.6)
Indirect costs[4]	(417.8)	(111.7)	(417.6)	(947.1)
Lease expense[5]	(39.9)	(10.4)	(160.4)	(210.7)
Adj. EBITDA after lease expense (EBITDAaL)	1,279.4	362.5	(584.1)	1,057.8
Depreciation and amortization of property, plant and equipment and intangible assets				(1,028.8)
Share-based compensation, restructuring & other				(179.7)
Finance income/(expense)[6]				184.0
Income tax benefit				50.7
Net income (loss)				84.0
[4] Excludes expenses for share-based compensation, restructuring and other.
[5] Contains depreciation and interest expenses for leases arrangements under IFRS 16. Excludes expenses for short-term leases, which are reported in line "indirect cost".
[6] Excludes interest expenses for leases, which are included in line "lease expense".